[DECHERT LLP LETTERHEAD]

June 17, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Investment Company

File Nos. 002-71299 and 811-3153

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Company (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to nineteen series of the Trust. The interactive data relates to supplements filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on June 2, 2014.

The Prospectuses and Statements of Additional Information relating to the series were filed February 28, 2014 with the SEC via electronic transmission as part of Post-Effective Amendment No. 197 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7128 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Chelsea M. Childs
Chelsea M. Childs

cc:	John V. O’Hanlon

Mary Beth Rhoden Albaneze